Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016818
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class A
Trading Symbol	KNTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.89%

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.11% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.12% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned 4.39%.

Performance for the broad U.S. fixed income market was muted over the period by rising interest rates as persistent above-target inflation increasingly led investors to anticipate that the U.S. Federal Reserve would feel compelled to hike its benchmark overnight lending rate. The tax-free bond market was less impacted by interest rate headwinds relative to U.S. Treasuries. Municipal issuer fundamentals generally remained sound and attractive tax-equivalent yields drove strong demand from higher earners, especially for longer maturity and lower quality tax-free bonds.

The Fund’s tilt toward higher yielding, longer maturity bonds added to performance as these issues were less impacted by the period’s adverse interest rate backdrop. In addition, the Fund was overweight municipal issues rated BBB and below investment grade, allowing performance to benefit from incremental income against a backdrop of firm credit sentiment. In sector terms, overweights to senior living and charter school issues proved additive.

On the downside, an overweight to higher education bonds was the lone material detractor from relative performance for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'16	$9,725	$10,000	$10,000
'16	$9,671	$9,950	$9,949
'16	$9,566	$9,846	$9,842
'16	$9,222	$9,479	$9,495
'16	$9,309	$9,590	$9,609
'17	$9,352	$9,653	$9,668
'17	$9,404	$9,720	$9,729
'17	$9,429	$9,741	$9,752
'17	$9,481	$9,812	$9,822
'17	$9,630	$9,968	$9,980
'17	$9,609	$9,932	$9,945
'17	$9,659	$10,012	$10,023
'17	$9,719	$10,088	$10,089
'17	$9,697	$10,037	$10,031
'17	$9,702	$10,062	$10,056
'17	$9,653	$10,008	$9,998
'17	$9,757	$10,112	$10,098
'18	$9,642	$9,993	$9,979
'18	$9,593	$9,963	$9,948
'18	$9,616	$10,000	$9,977
'18	$9,566	$9,964	$9,936
'18	$9,672	$10,079	$10,048
'18	$9,676	$10,087	$10,054
'18	$9,690	$10,112	$10,072
'18	$9,703	$10,138	$10,092
'18	$9,633	$10,072	$10,030
'18	$9,554	$10,010	$9,967
'18	$9,652	$10,121	$10,084
'18	$9,770	$10,242	$10,204
'19	$9,840	$10,319	$10,279
'19	$9,892	$10,375	$10,335
'19	$10,057	$10,539	$10,495
'19	$10,100	$10,578	$10,532
'19	$10,237	$10,724	$10,677
'19	$10,270	$10,764	$10,710
'19	$10,340	$10,850	$10,794
'19	$10,524	$11,022	$10,949
'19	$10,451	$10,933	$10,860
'19	$10,445	$10,953	$10,873
'19	$10,449	$10,980	$10,900
'19	$10,472	$11,014	$10,930
'20	$10,657	$11,212	$11,122
'20	$10,816	$11,356	$11,256
'20	$10,324	$10,944	$10,841
'20	$10,104	$10,807	$10,655
'20	$10,399	$11,151	$10,998
'20	$10,549	$11,242	$11,095
'20	$10,699	$11,432	$11,258
'20	$10,662	$11,378	$11,174
'20	$10,625	$11,381	$11,154
'20	$10,608	$11,346	$11,117
'20	$10,827	$11,518	$11,333
'20	$10,938	$11,588	$11,428
'21	$11,028	$11,662	$11,507
'21	$10,842	$11,476	$11,312
'21	$10,913	$11,547	$11,384
'21	$11,034	$11,644	$11,507
'21	$11,124	$11,679	$11,560
'21	$11,176	$11,711	$11,598
'21	$11,257	$11,808	$11,689
'21	$11,209	$11,764	$11,629
'21	$11,099	$11,680	$11,536
'21	$11,090	$11,645	$11,509
'21	$11,202	$11,745	$11,618
'21	$11,213	$11,764	$11,642
'22	$10,889	$11,442	$11,313
'22	$10,819	$11,401	$11,270
'22	$10,462	$11,031	$10,881
'22	$10,126	$10,726	$10,564
'22	$10,259	$10,885	$10,776
'22	$9,974	$10,707	$10,546
'22	$10,283	$10,990	$10,836
'22	$10,006	$10,749	$10,567
'22	$9,545	$10,336	$10,156
'22	$9,423	$10,250	$10,061
'22	$9,983	$10,730	$10,578
'22	$9,954	$10,761	$10,602
'23	$10,309	$11,070	$10,949
'23	$10,031	$10,819	$10,685
'23	$10,273	$11,059	$10,943
'23	$10,276	$11,034	$10,926
'23	$10,184	$10,939	$10,829
'23	$10,292	$11,048	$10,960
'23	$10,315	$11,092	$10,989
'23	$10,171	$10,932	$10,814
'23	$9,836	$10,612	$10,473
'23	$9,659	$10,521	$10,384
'23	$10,344	$11,189	$11,104
'23	$10,667	$11,449	$11,377
'24	$10,660	$11,391	$11,311
'24	$10,676	$11,406	$11,311
'24	$10,669	$11,405	$11,294
'24	$10,522	$11,264	$11,157
'24	$10,527	$11,231	$11,126
'24	$10,737	$11,403	$11,319
'24	$10,817	$11,507	$11,417
'24	$10,908	$11,598	$11,497
'24	$11,010	$11,712	$11,612
'24	$10,840	$11,542	$11,425
'24	$11,043	$11,741	$11,653
'24	$10,852	$11,570	$11,473
'25	$10,857	$11,628	$11,526
'25	$10,963	$11,743	$11,631
'25	$10,726	$11,544	$11,404
'25	$10,633	$11,451	$11,332
'25	$10,551	$11,459	$11,311
'25	$10,602	$11,530	$11,378
'25	$10,509	$11,507	$11,333
'25	$10,583	$11,607	$11,417
'25	$10,951	$11,876	$11,717
'25	$11,083	$12,023	$11,871
'25	$11,104	$12,050	$11,885
'25	$11,090	$12,061	$11,896
'26	$11,133	$12,174	$12,007
'26	$11,348	$12,326	$12,172
'26	$11,094	$12,040	$11,884
'26	$11,252	$12,178	$12,035
'26	$11,307	$12,223	$12,079
'26	$11,443	$12,341	$12,213
'26	$11,197	$12,113	$11,965
'26	$11,125	$12,085	$11,918

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.11%	-0.15%	1.35%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	2.22%	-0.71%	1.07%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg New York Exempt Municipal Bond Index	4.39%	0.49%	1.77%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,824,680
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 505,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	152,824,680
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	505,542
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	15%
General Obligation Bonds	6%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	43%
A	16%
BBB	14%
BB	5%
B	0%
Not Rated	8%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016820
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class C
Trading Symbol	KNTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.64%

Gross expense ratio as of the latest prospectus: 1.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.33% (unadjusted for sales charges) for the period ended August 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.12% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned 4.39%.

Performance for the broad U.S. fixed income market was muted over the period by rising interest rates as persistent above-target inflation increasingly led investors to anticipate that the U.S. Federal Reserve would feel compelled to hike its benchmark overnight lending rate. The tax-free bond market was less impacted by interest rate headwinds relative to U.S. Treasuries. Municipal issuer fundamentals generally remained sound and attractive tax-equivalent yields drove strong demand from higher earners, especially for longer maturity and lower quality tax-free bonds.

The Fund’s tilt toward higher yielding, longer maturity bonds added to performance as these issues were less impacted by the period’s adverse interest rate backdrop. In addition, the Fund was overweight municipal issues rated BBB and below investment grade, allowing performance to benefit from incremental income against a backdrop of firm credit sentiment. In sector terms, overweights to senior living and charter school issues proved additive.

On the downside, an overweight to higher education bonds was the lone material detractor from relative performance for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$9,939	$9,950	$9,949
'16	$9,815	$9,846	$9,842
'16	$9,465	$9,479	$9,495
'16	$9,548	$9,590	$9,609
'17	$9,577	$9,653	$9,668
'17	$9,625	$9,720	$9,729
'17	$9,645	$9,741	$9,752
'17	$9,701	$9,812	$9,822
'17	$9,838	$9,968	$9,980
'17	$9,820	$9,932	$9,945
'17	$9,856	$10,012	$10,023
'17	$9,919	$10,088	$10,089
'17	$9,882	$10,037	$10,031
'17	$9,881	$10,062	$10,056
'17	$9,824	$10,008	$9,998
'17	$9,924	$10,112	$10,098
'18	$9,801	$9,993	$9,979
'18	$9,745	$9,963	$9,948
'18	$9,762	$10,000	$9,977
'18	$9,715	$9,964	$9,936
'18	$9,816	$10,079	$10,048
'18	$9,814	$10,087	$10,054
'18	$9,822	$10,112	$10,072
'18	$9,829	$10,138	$10,092
'18	$9,752	$10,072	$10,030
'18	$9,666	$10,010	$9,967
'18	$9,759	$10,121	$10,084
'18	$9,872	$10,242	$10,204
'19	$9,936	$10,319	$10,279
'19	$9,983	$10,375	$10,335
'19	$10,134	$10,539	$10,495
'19	$10,170	$10,578	$10,532
'19	$10,312	$10,724	$10,677
'19	$10,338	$10,764	$10,710
'19	$10,402	$10,850	$10,794
'19	$10,572	$11,022	$10,949
'19	$10,492	$10,933	$10,860
'19	$10,479	$10,953	$10,873
'19	$10,486	$10,980	$10,900
'19	$10,502	$11,014	$10,930
'20	$10,682	$11,212	$11,122
'20	$10,834	$11,356	$11,256
'20	$10,335	$10,944	$10,841
'20	$10,098	$10,807	$10,655
'20	$10,387	$11,151	$10,998
'20	$10,540	$11,242	$11,095
'20	$10,683	$11,432	$11,258
'20	$10,630	$11,378	$11,174
'20	$10,596	$11,381	$11,154
'20	$10,572	$11,346	$11,117
'20	$10,785	$11,518	$11,333
'20	$10,878	$11,588	$11,428
'21	$10,971	$11,662	$11,507
'21	$10,770	$11,476	$11,312
'21	$10,833	$11,547	$11,384
'21	$10,956	$11,644	$11,507
'21	$11,029	$11,679	$11,560
'21	$11,073	$11,711	$11,598
'21	$11,157	$11,808	$11,689
'21	$11,101	$11,764	$11,629
'21	$10,986	$11,680	$11,536
'21	$10,969	$11,645	$11,509
'21	$11,073	$11,745	$11,618
'21	$11,077	$11,764	$11,642
'22	$10,750	$11,442	$11,313
'22	$10,675	$11,401	$11,270
'22	$10,317	$11,031	$10,881
'22	$9,979	$10,726	$10,564
'22	$10,104	$10,885	$10,776
'22	$9,817	$10,707	$10,546
'22	$10,114	$10,990	$10,836
'22	$9,836	$10,749	$10,567
'22	$9,376	$10,336	$10,156
'22	$9,250	$10,250	$10,061
'22	$9,795	$10,730	$10,578
'22	$9,760	$10,761	$10,602
'23	$10,102	$11,070	$10,949
'23	$9,824	$10,819	$10,685
'23	$10,054	$11,059	$10,943
'23	$10,051	$11,034	$10,926
'23	$9,955	$10,939	$10,829
'23	$10,055	$11,048	$10,960
'23	$10,071	$11,092	$10,989
'23	$9,922	$10,932	$10,814
'23	$9,590	$10,612	$10,473
'23	$9,411	$10,521	$10,384
'23	$10,072	$11,189	$11,104
'23	$10,380	$11,449	$11,377
'24	$10,366	$11,391	$11,311
'24	$10,375	$11,406	$11,311
'24	$10,361	$11,405	$11,294
'24	$10,213	$11,264	$11,157
'24	$10,210	$11,231	$11,126
'24	$10,407	$11,403	$11,319
'24	$10,488	$11,507	$11,417
'24	$10,559	$11,598	$11,497
'24	$10,651	$11,712	$11,612
'24	$10,479	$11,542	$11,425
'24	$10,679	$11,741	$11,653
'24	$10,478	$11,570	$11,473
'25	$10,477	$11,628	$11,526
'25	$10,573	$11,743	$11,631
'25	$10,338	$11,544	$11,404
'25	$10,242	$11,451	$11,332
'25	$10,156	$11,459	$11,311
'25	$10,199	$11,530	$11,378
'25	$10,114	$11,507	$11,333
'25	$10,169	$11,607	$11,417
'25	$10,515	$11,876	$11,717
'25	$10,635	$12,023	$11,871
'25	$10,648	$12,050	$11,885
'25	$10,628	$12,061	$11,896
'26	$10,663	$12,174	$12,007
'26	$10,863	$12,326	$12,172
'26	$10,613	$12,040	$11,884
'26	$10,757	$12,178	$12,035
'26	$10,803	$12,223	$12,079
'26	$10,926	$12,341	$12,213
'26	$10,684	$12,113	$11,965
'26	$10,609	$12,085	$11,918

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.33%	-0.90%	0.59%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.33%	-0.90%	0.59%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg New York Exempt Municipal Bond Index	4.39%	0.49%	1.77%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,824,680
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 505,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	152,824,680
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	505,542
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	15%
General Obligation Bonds	6%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	43%
A	16%
BBB	14%
BB	5%
B	0%
Not Rated	8%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000016821
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Class S
Trading Symbol	SNWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$66	0.64%

Gross expense ratio as of the latest prospectus: 0.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.37% for the period ended August 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.12% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned 4.39%.

Performance for the broad U.S. fixed income market was muted over the period by rising interest rates as persistent above-target inflation increasingly led investors to anticipate that the U.S. Federal Reserve would feel compelled to hike its benchmark overnight lending rate. The tax-free bond market was less impacted by interest rate headwinds relative to U.S. Treasuries. Municipal issuer fundamentals generally remained sound and attractive tax-equivalent yields drove strong demand from higher earners, especially for longer maturity and lower quality tax-free bonds.

The Fund’s tilt toward higher yielding, longer maturity bonds added to performance as these issues were less impacted by the period’s adverse interest rate backdrop. In addition, the Fund was overweight municipal issues rated BBB and below investment grade, allowing performance to benefit from incremental income against a backdrop of firm credit sentiment. In sector terms, overweights to senior living and charter school issues proved additive.

On the downside, an overweight to higher education bonds was the lone material detractor from relative performance for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$9,947	$9,950	$9,949
'16	$9,832	$9,846	$9,842
'16	$9,489	$9,479	$9,495
'16	$9,580	$9,590	$9,609
'17	$9,617	$9,653	$9,668
'17	$9,673	$9,720	$9,729
'17	$9,701	$9,741	$9,752
'17	$9,765	$9,812	$9,822
'17	$9,912	$9,968	$9,980
'17	$9,902	$9,932	$9,945
'17	$9,946	$10,012	$10,023
'17	$10,019	$10,088	$10,089
'17	$9,989	$10,037	$10,031
'17	$9,997	$10,062	$10,056
'17	$9,948	$10,008	$9,998
'17	$10,057	$10,112	$10,098
'18	$9,941	$9,993	$9,979
'18	$9,892	$9,963	$9,948
'18	$9,918	$10,000	$9,977
'18	$9,878	$9,964	$9,936
'18	$9,989	$10,079	$10,048
'18	$9,996	$10,087	$10,054
'18	$10,012	$10,112	$10,072
'18	$10,028	$10,138	$10,092
'18	$9,958	$10,072	$10,030
'18	$9,878	$10,010	$9,967
'18	$9,981	$10,121	$10,084
'18	$10,105	$10,242	$10,204
'19	$10,180	$10,319	$10,279
'19	$10,236	$10,375	$10,335
'19	$10,408	$10,539	$10,495
'19	$10,445	$10,578	$10,532
'19	$10,599	$10,724	$10,677
'19	$10,635	$10,764	$10,710
'19	$10,710	$10,850	$10,794
'19	$10,893	$11,022	$10,949
'19	$10,820	$10,933	$10,860
'19	$10,816	$10,953	$10,873
'19	$10,832	$10,980	$10,900
'19	$10,858	$11,014	$10,930
'20	$11,053	$11,212	$11,122
'20	$11,219	$11,356	$11,256
'20	$10,712	$10,944	$10,841
'20	$10,475	$10,807	$10,655
'20	$10,784	$11,151	$10,998
'20	$10,952	$11,242	$11,095
'20	$11,109	$11,432	$11,258
'20	$11,063	$11,378	$11,174
'20	$11,038	$11,381	$11,154
'20	$11,022	$11,346	$11,117
'20	$11,252	$11,518	$11,333
'20	$11,359	$11,588	$11,428
'21	$11,466	$11,662	$11,507
'21	$11,265	$11,476	$11,312
'21	$11,340	$11,547	$11,384
'21	$11,479	$11,644	$11,507
'21	$11,565	$11,679	$11,560
'21	$11,621	$11,711	$11,598
'21	$11,719	$11,808	$11,689
'21	$11,671	$11,764	$11,629
'21	$11,559	$11,680	$11,536
'21	$11,541	$11,645	$11,509
'21	$11,670	$11,745	$11,618
'21	$11,685	$11,764	$11,642
'22	$11,349	$11,442	$11,313
'22	$11,279	$11,401	$11,270
'22	$10,909	$11,031	$10,881
'22	$10,561	$10,726	$10,564
'22	$10,702	$10,885	$10,776
'22	$10,407	$10,707	$10,546
'22	$10,731	$10,990	$10,836
'22	$10,434	$10,749	$10,567
'22	$9,965	$10,336	$10,156
'22	$9,840	$10,250	$10,061
'22	$10,427	$10,730	$10,578
'22	$10,399	$10,761	$10,602
'23	$10,772	$11,070	$10,949
'23	$10,484	$10,819	$10,685
'23	$10,739	$11,059	$10,943
'23	$10,733	$11,034	$10,926
'23	$10,650	$10,939	$10,829
'23	$10,765	$11,048	$10,960
'23	$10,792	$11,092	$10,989
'23	$10,632	$10,932	$10,814
'23	$10,295	$10,612	$10,473
'23	$10,112	$10,521	$10,384
'23	$10,831	$11,189	$11,104
'23	$11,172	$11,449	$11,377
'24	$11,167	$11,391	$11,311
'24	$11,186	$11,406	$11,311
'24	$11,181	$11,405	$11,294
'24	$11,019	$11,264	$11,157
'24	$11,037	$11,231	$11,126
'24	$11,248	$11,403	$11,319
'24	$11,346	$11,507	$11,417
'24	$11,433	$11,598	$11,497
'24	$11,554	$11,712	$11,612
'24	$11,378	$11,542	$11,425
'24	$11,593	$11,741	$11,653
'24	$11,384	$11,570	$11,473
'25	$11,391	$11,628	$11,526
'25	$11,516	$11,743	$11,631
'25	$11,270	$11,544	$11,404
'25	$11,162	$11,451	$11,332
'25	$11,090	$11,459	$11,311
'25	$11,146	$11,530	$11,378
'25	$11,050	$11,507	$11,333
'25	$11,132	$11,607	$11,417
'25	$11,508	$11,876	$11,717
'25	$11,662	$12,023	$11,871
'25	$11,686	$12,050	$11,885
'25	$11,674	$12,061	$11,896
'26	$11,722	$12,174	$12,007
'26	$11,939	$12,326	$12,172
'26	$11,685	$12,040	$11,884
'26	$11,854	$12,178	$12,035
'26	$11,902	$12,223	$12,079
'26	$12,060	$12,341	$12,213
'26	$11,791	$12,113	$11,965
'26	$11,730	$12,085	$11,918

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.37%	0.10%	1.61%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg New York Exempt Municipal Bond Index	4.39%	0.49%	1.77%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,824,680
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 505,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	152,824,680
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	505,542
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	15%
General Obligation Bonds	6%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	43%
A	16%
BBB	14%
BB	5%
B	0%
Not Rated	8%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000223771
Shareholder Report [Line Items]
Fund Name	DWS New York Tax-Free Income Fund
Class Name	Institutional Class
Trading Symbol	DNTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS New York Tax-Free Income Fund (the "Fund") for the period September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.64%

Gross expense ratio as of the latest prospectus: 0.84%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 5.38% for the period ended August 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.12% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg New York Exempt Municipal Bond Index, returned 4.39%.

Performance for the broad U.S. fixed income market was muted over the period by rising interest rates as persistent above-target inflation increasingly led investors to anticipate that the U.S. Federal Reserve would feel compelled to hike its benchmark overnight lending rate. The tax-free bond market was less impacted by interest rate headwinds relative to U.S. Treasuries. Municipal issuer fundamentals generally remained sound and attractive tax-equivalent yields drove strong demand from higher earners, especially for longer maturity and lower quality tax-free bonds.

The Fund’s tilt toward higher yielding, longer maturity bonds added to performance as these issues were less impacted by the period’s adverse interest rate backdrop. In addition, the Fund was overweight municipal issues rated BBB and below investment grade, allowing performance to benefit from incremental income against a backdrop of firm credit sentiment. In sector terms, overweights to senior living and charter school issues proved additive.

On the downside, an overweight to higher education bonds was the lone material detractor from relative performance for the 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg New York Exempt Municipal Bond Index
12/1/20	$1,000,000	$1,000,000	$1,000,000
12/31/20	$1,009,450	$1,006,100	$1,007,937
1/31/21	$1,018,044	$1,012,511	$1,014,888
2/28/21	$1,001,039	$996,424	$997,718
3/31/21	$1,007,776	$1,002,569	$1,004,013
4/30/21	$1,020,086	$1,010,978	$1,014,843
5/31/21	$1,027,770	$1,013,994	$1,019,551
6/30/21	$1,032,727	$1,016,778	$1,022,904
7/31/21	$1,041,432	$1,025,211	$1,030,967
8/31/21	$1,036,230	$1,021,449	$1,025,634
9/30/21	$1,026,338	$1,014,078	$1,017,396
10/31/21	$1,025,660	$1,011,113	$1,015,015
11/30/21	$1,036,237	$1,019,721	$1,024,690
12/31/21	$1,038,428	$1,021,366	$1,026,764
1/31/22	$1,007,698	$993,408	$997,731
2/28/22	$1,002,398	$989,849	$993,969
3/31/22	$969,568	$957,761	$959,670
4/30/22	$937,666	$931,270	$931,725
5/31/22	$950,209	$945,104	$950,436
6/30/22	$923,967	$929,625	$930,130
7/31/22	$952,758	$954,187	$955,727
8/31/22	$927,334	$933,275	$931,945
9/30/22	$884,710	$897,455	$895,763
10/31/22	$873,561	$889,991	$887,365
11/30/22	$926,737	$931,619	$932,919
12/31/22	$923,281	$934,286	$935,022
1/31/23	$957,391	$961,123	$965,621
2/28/23	$930,795	$939,390	$942,361
3/31/23	$953,483	$960,233	$965,096
4/30/23	$953,911	$958,039	$963,624
5/31/23	$945,557	$949,737	$955,052
6/30/23	$955,792	$959,251	$966,674
7/31/23	$958,190	$963,046	$969,188
8/31/23	$944,909	$949,182	$953,724
9/30/23	$914,942	$921,363	$923,654
10/31/23	$897,696	$913,522	$915,809
11/30/23	$961,600	$971,514	$979,290
12/31/23	$992,920	$994,094	$1,003,427
1/31/24	$991,486	$989,017	$997,620
2/29/24	$993,127	$990,287	$997,597
3/31/24	$992,691	$990,256	$996,052
4/30/24	$979,293	$977,992	$984,013
5/31/24	$979,904	$975,123	$981,241
6/30/24	$999,706	$990,070	$998,301
7/31/24	$1,008,409	$999,094	$1,006,906
8/31/24	$1,016,110	$1,006,974	$1,014,012
9/30/24	$1,025,857	$1,016,926	$1,024,127
10/31/24	$1,010,180	$1,002,098	$1,007,653
11/30/24	$1,029,342	$1,019,408	$1,027,738
12/31/24	$1,011,680	$1,004,567	$1,011,835
1/31/25	$1,012,389	$1,009,602	$1,016,536
2/28/25	$1,023,492	$1,019,612	$1,025,793
3/31/25	$1,000,555	$1,002,332	$1,005,773
4/30/25	$992,068	$994,257	$999,469
5/31/25	$984,589	$994,895	$997,575
6/30/25	$989,602	$1,001,089	$1,003,490
7/31/25	$982,126	$999,067	$999,538
8/31/25	$988,287	$1,007,751	$1,006,944
9/30/25	$1,022,827	$1,031,089	$1,033,402
10/31/25	$1,035,447	$1,043,877	$1,047,007
11/30/25	$1,037,560	$1,046,271	$1,048,170
12/31/25	$1,036,474	$1,047,213	$1,049,217
1/31/26	$1,040,747	$1,057,041	$1,058,958
2/28/26	$1,061,099	$1,070,215	$1,073,482
3/31/26	$1,037,529	$1,045,358	$1,048,109
4/30/26	$1,052,529	$1,057,328	$1,061,454
5/31/26	$1,057,866	$1,061,276	$1,065,304
6/30/26	$1,070,795	$1,071,505	$1,077,158
7/31/26	$1,047,997	$1,051,670	$1,055,224
8/31/26	$1,041,448	$1,049,265	$1,051,114

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	5.38%	0.10%	0.71%
Bloomberg Municipal Bond Index	4.12%	0.54%	0.84%
Bloomberg New York Exempt Municipal Bond Index	4.39%	0.49%	0.87%

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 152,824,680
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 505,542
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	152,824,680
Number of Portfolio Holdings	140
Portfolio Turnover Rate (%)	34
Total Net Advisory Fees Paid ($)	505,542
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	84%
Lease Obligations	15%
General Obligation Bonds	6%
Variable Rate Demand Notes	1%
Other Assets and Liabilities, Net	(6%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	43%
A	16%
BBB	14%
BB	5%
B	0%
Not Rated	8%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]